Loans and advances to clients (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturity [Abstract]
Less than 1 year	R$ 174,247,968	R$ 161,664,232	R$ 116,555,381
Between 1 and 5 years	82,513,030	79,356,369	104,563,829
More than 5 years	31,068,215	27,416,955	46,147,239
Loans and advances to customers, gross	287,829,213	268,437,556	267,266,449
Internal risk classification
Low	226,098,497	207,889,639	211,645,464
Medium-low	33,635,378	32,104,168	29,500,791
Medium	10,423,293	10,940,879	8,638,914
Medium - high	8,215,024	6,976,969	8,552,474
High	9,457,021	10,525,901	8,928,806
Loans and advances to customers, gross	R$ 287,829,213	R$ 268,437,556	R$ 267,266,449